File No. 33-41400
                                               Under Rule 497(e) of Regulation C


                                     [Logo]
                                    Columbia


                                 COLUMBIA FUNDS


                                Supplement to the
                      Columbia Common Stock Fund Prospectus
                             dated February 24, 1997


COVER PAGE. The following legend is added to the cover page of the Prospectus:

     "Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, the Advisor, or any Fleet Bank. Shares of the Fund are not Federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risk, including the possible loss of principal."

INVESTMENT ADVISOR. The section of the Prospectus entitled "INVESTMENT ADVISOR," appearing on page 6, is amended by replacing the first two paragraphs of that section with the following:

     "The Fund has contracted with Columbia Funds Management Company (the "Advisor") to provide investment advisory services. The Advisor, subject to general oversight responsibility of the Fund's Board of Directors, is responsible for the overall management of the Fund's business affairs. The Advisor has acted in this capacity since 1982 and also provides investment management services to each of the following Columbia Funds: Columbia Fixed Income Securities Fund, Columbia International Stock Fund, Columbia Balanced Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Growth Fund, Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Columbia Municipal Bond Fund, Columbia Special Fund, and Columbia High Yield Fund. The Advisor is an indirect wholly owned subsidiary of Fleet Financial Group, Inc. ("Fleet"), a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956 with total assets of approximately $85 billion at December 31, 1996. The address of the Advisor is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97201-1350.

     Under the investment advisory contact with each Fund, the Advisor provides research, advice, and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Fund's assets to invest. The Advisor provides office space and pays all executive salaries and expenses and ordinary expenses of the Fund (other than the expense of clerical services relating to the administration of the
     Fund)."

OTHER SERVICE PROVIDERS. The section of the Prospectus entitled "Other Service Providers," appearing on page 7, is amended by replacing the first two paragraphs of that section with the following:

     "Transfer Agent. Columbia Trust Company acts as transfer agent and dividend paying agent for the Fund. Its address is 1301 S.W. Fifth Avenue, P.O. Box 1350 Portland, Oregon 97207-1350. The transfer agent is an indirect wholly owned subsidiary of Fleet.

     Distributor. Provident Distributor, Inc. ("PDI") is the principal underwriter of the Fund's shares. PDI's address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Columbia Financial Center Incorporated ("Columbia Financial"), an indirect wholly-owned subsidiary of Fleet, has entered into a Broker-Dealer Agreement to sell shares of the Fund. You may invest or redeem your investment in the Fund through Columbia Financial. Its address is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350. PDI and Columbia Financial do not charge any fees or commissions to investors or the Fund for the sale of shares of the Fund."



                                       December 10, 1997


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
                                     [Logo]
                                    Columbia


                                 COLUMBIA FUNDS

                                Supplement to the
                     Columbia Common Stock Fund's Statement
                            of Additional Information
                             dated February 24, 1997


MANAGEMENT. The section of the Statement of Additional Information entitled "MANAGEMENT," appearing on page 2, is amended by replacing all but the last two paragraphs of the section with the following:

          "The directors and officers of the Fund are listed below, together with their principal business occupations. All principal business occupations have been held for more than five years, except that positions with the Columbia High Yield Fund, Inc., the Columbia Real Estate Equity Fund, Inc., and the Columbia Small Cap Fund, Inc., have been held since July 1993, January 1994, and August 1996, respectively, and except as otherwise indicated. The term "Columbia Funds" refers to Columbia Growth Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia International Stock Fund, Inc., Columbia High Yield Fund, Inc., Columbia Special Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Municipal Bond Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Small Cap Fund, Inc., and Columbia Fixed Income Securities Fund, Inc.

     J. JERRY INSKEEP, JR.,*+ Chairman, President, Secretary, and Director of the Fund and each of the Columbia Funds; Chairman, President, Secretary, and Trustee of CMC Fund Trust ("CMC Trust"); Consultant for Fleet Financial Group, Inc. (since December 1997); formerly Chairman and a Director of Columbia Funds Management Company (the "Advisor"), Columbia Management Co., Columbia Trust Company (the "Trust Company"); formerly a Director of Columbia Financial Center Incorporated ("Columbia Financial"). Mr. Inskeep's address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

     JAMES C. GEORGE, Director of the Fund and each of the Columbia Funds (since June 1994); Trustee of CMC Trust (since December 1997). Mr. George, the former Investment Manager of the Oregon State Treasury (1966-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

     THOMAS R. MACKENZIE, Director of the Fund and each of the Columbia Funds; Trustee of CMC Trust (since December 1997); Director of Group Mackenzie (architecture, planning, interior design, engineering). Mr. Mackenzie's business address is 0690 S.W. Bancroft Street, Portland, Oregon 97201.

     RICHARD L. WOOLWORTH,+ Director of the Fund and each of the Columbia Funds; Trustee of CMC Trust; Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon; Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's business address is 100 S.W. Market Street, Portland, Oregon 97201.

          *Mr. Inskeep is an "interested person" as defined by the Investment Company Act of 1940 and receives no directors fees or salaries from the Fund.

          +Members of the Executive Committee. The Executive Committee has all powers of the Board of Directors when the Board is not in session, except as limited by law.

          Provident Distributors, Inc. ("PDI"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., is authorized under a distribution agreement with the Fund to sell shares of the Fund. Columbia Financial has entered into a Broker Dealer agreement with PDI to distribute the Fund's shares. PDI and Columbia Financial do not charge any fees or commissions to investors or the Fund for the sale of shares of the Fund."

INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES. The section of the Statement of Additional Information entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES," appearing on page 3 is amended by replacing the third paragraph with the following:

     "The Trust Company, which is an indirect wholly owned subsidiary of Fleet Financial Group, Inc., acts as custodian of certain Individual Retirement Accounts (IRAs) and sponsor of Prototype Money Purchase Pension and Profit Sharing Plans that invest in the Fund. The Trust Company charges account holders an annual fee of $25 per IRA account (fee is waived for accounts over $25,000) and a retirement plan setup fee of $100 and an annual fee of $50."


                                       December 10, 1997


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